COLLEGE RETIREMENT EQUITIES FUND (CREF)

SUPPLEMENT NO. 2
dated August 6, 2010
to the May 1, 2010 Statement of Additional Information (“SAI”)

DESIGNATION OF NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS FOR THE CREF MONEY MARKET ACCOUNT

Pursuant to recent amendments to Rule 2a-7 under the Investment Company Act of 1940, the Board of Trustees has designated four Nationally Recognized Statistical Rating Organizations (“NRSROs”) for the CREF Money Market Account. Accordingly, the following is hereby added as a new paragraph to the end of the disclosure under “Ratings as Investment Criteria” on page B-8 of the SAI:

“The Money Market Account utilizes short-term credit ratings of the following designated NRSROs to help determine whether a security is eligible for purchase by the Account under applicable securities laws. The Board of Trustees has designated the following four NRSROs as the designated NRSROs of the Money Market Account: (1) Moody’s Investors Service, (2) Standard & Poor’s, (3) Fitch Ratings, and (4) Dominion Bond Rating Service, Ltd.”

OFFICER INFORMATION

The following information is hereby added to the chart entitled “Officers” in the section entitled “Management of CREF” beginning on page B-26 of the SAI:

Term of Office
Name, Address and	Position(s) Held	and Length of		Principal Occupation(s) During Past 5 Years
Date of Birth	with CREF	Time Served		and Other Relevant Experience
Marvin W. Adams	Executive Vice President	One-year term.		Executive Vice President of Shared Services (since 2010) and
TIAA-CREF		Executive Vice		Technology & Operations (2010) of TIAA, Advisors and TCIM, and
730 Third Avenue		President since		Executive Vice President of the TIAA-CREF Fund Complex (since 2010);
New York, NY 10017-3206		2010	.	President, Fidelity Shared Services, Fidelity Investments (2007-2009);
DOB: 11/16/57				Chief Information Officer and CIO Council Head, Citigroup (2006-
2007); Senior Vice President of Corporate Strategy and Chief
Information Officer, Ford Motor Company (2000-2006); Executive Vice
President and Chief Information Officer, Bank One Corporation (1994-
2000); and Head of Worldwide Engineering Systems, Xerox (1991-1994).
Constance K. Weaver	Executive Vice President	One-year term.		Executive Vice President, Chief Marketing and Communications Officer
TIAA-CREF		Executive Vice		of TIAA and Executive Vice President of the TIAA-CREF Fund Complex
730 Third Avenue		President since		(since 2010); Senior Vice President, The Hartford Financial Services
New York, NY 10017-3206		2010	.	Group, Inc. (2008-2010); Executive Vice President and Chief Marketing
DOB: 9/26/52				Officer, BearingPoint (2005-2008); Executive Vice President, Public
Relations, Marketing and Brand and, previously, Vice President of
Investor Relations at AT&T (1996-2005).
Virginia M. Wilson	Executive Vice President,	One-year term.		Executive Vice President, Chief Financial Officer of TIAA and Executive
TIAA-CREF	Chief Financial Officer and	Executive Vice		Vice President, Chief Financial Officer and Principal Accounting Officer
730 Third Avenue	Principal Accounting Officer	President, Chief		of CREF (since 2010); Executive Vice President and Chief Financial
New York, NY 10017-3206		Financial Officer and		Officer of Wyndham Worldwide Corporation (2006-2009); Executive
DOB: 7/22/54		Principal Accounting		Vice President and Chief Accounting Officer, Cendant Corporation
		Officer since 2010.		(2003-2006); Various financial positions, Transamerica Corporation and Transamerica Life Companies (1995-1999); and Audit Partner,
Deloitte & Touche LLP (1987-1995).

References and information related to Mary (Maliz) E. Beams, I. Steven Goldstein, Georganne C. Proctor and Bertram L. Scott are hereby deleted from the chart entitled “Officers” in the section entitled “Management of CREF” beginning on page B-26 of the SAI.

A12407 (8/10)